May 2, 2012 Mr. Max A. Webb Assistant Director Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Mayer Brown LLP

1675 Broadway
New York, New York 10019-5820

Main Tel +1 212 506 2500
Main Fax +1 212 262 1910

www.mayerbrown.com

Paul A. Jorissen

Direct Tel +1 212 506 2555
Direct Fax +1 212 849 5555

pjorissen@mayerbrown.com

Re:	Registration Statement on Form S-3 Relating to Asset-Backed Notes and Certificates

Dear Sir/Madam:

On behalf of CEF Equipment Holding, L.L.C. (the “Depositor”) and GE TF Trust (the “Titling Trust,” and together with the Depositor, the “Co-Registrants”), we have caused to be filed with you electronically under EDGAR a Registration Statement (the “Registration Statement”).

The Registration Statement primarily differs from registration statement No. 333-160604, filed by the Depositor on September 30, 2009, and declared effective on October 14, 2009 (as amended by Post-Effective Amendment No. 1, declared effective on September 13, 2011, the “Previous Registration Statement”) in that asset-backed notes and certificates that were previously backed by loans and finance leases secured by various types of equipment, and in some instances, by true leases of, and ownership interests in, such equipment, may also be backed by beneficial interests in transportation equipment and the related equipment, which will be evidenced by SUBI certificates issued by the Titling Trust.

For your convenience, we are enclosing in printed format two courtesy copies of the Registration Statement. The versions of prospectus supplement and the base prospectus contained in the courtesy copies are marked to indicate changes from the Previous Registration Statement. Similarly, we are enclosing copies of Exhibits 4(a), 4(c), 99(a), 99(b) and 99(c) to the Registration Statement, each marked to show changes from the corresponding Exhibit enclosed with the Previous Registration Statement.

Mayer Brown LLP operates in combination with our associated English limited liability partnership and Hong Kong partnership (and its associated entities in Asia) and is associated with Tauil & Chequer Advogados, a Brazilian law partnership.

Mayer Brown llp

Mr. Max A. Webb Securities and Exchange Commission May 2, 2012 Page 2

 If you have any questions concerning the Registration Statement, please do not hesitate to call me at (212) 506-2555.

Very truly yours,

/s/ Paul Jorissen

Paul Jorissen